Account Payable - Schedule of Account Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Total lease expense	¥ 335,622	$ 47,993	¥ 171,356